Deposits - Summary of Maturity Schedule for Term Deposits (Detail) - Canada [member] - CAD ($) $ in Millions	Oct. 31, 2022	Oct. 31, 2021
Disclosure Of Deposits [line items]
Term deposit	$ 284,037	$ 201,240
Within three months [member]
Disclosure Of Deposits [line items]
Term deposit	53,656	34,829
Three to six months [member]
Disclosure Of Deposits [line items]
Term deposit	36,035	24,372
Six to twelve months [member]
Disclosure Of Deposits [line items]
Term deposit	62,891	30,918
One to 5 years [member]
Disclosure Of Deposits [line items]
Term deposit	110,015	90,433
Over 5 years [member]
Disclosure Of Deposits [line items]
Term deposit	$ 21,440	$ 20,688